Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Large Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 10.3%
Interactive Media & Services 10.3%
Alphabet, Inc., Class A(a)	541,974	70,922,718
Alphabet, Inc., Class C(a)	708,763	93,450,401
Meta Platforms, Inc., Class A(a)	165,737	49,755,905
Total		214,129,024
Total Communication Services		214,129,024
Consumer Discretionary 15.5%
Automobiles 1.9%
Tesla, Inc.(a)	159,169	39,827,267
Broadline Retail 6.7%
Amazon.com, Inc.(a)	1,098,780	139,676,914
Hotels, Restaurants & Leisure 3.8%
Darden Restaurants, Inc.	156,377	22,396,314
DraftKings, Inc., Class A(a)	811,961	23,904,132
Hilton Worldwide Holdings, Inc.	221,116	33,207,201
Total		79,507,647
Specialty Retail 1.7%
TJX Companies, Inc. (The)	385,456	34,259,329
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc., Class B	312,436	29,875,130
Total Consumer Discretionary		323,146,287
Consumer Staples 5.3%
Beverages 1.5%
Coca-Cola Co. (The)	557,986	31,236,057
Consumer Staples Distribution & Retail 2.5%
Costco Wholesale Corp.	92,000	51,976,320
Household Products 1.3%
Procter & Gamble Co. (The)	194,192	28,324,845
Total Consumer Staples		111,537,222
Financials 4.3%
Financial Services 4.3%
Visa, Inc., Class A	390,244	89,760,023
Total Financials		89,760,023
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.2%
Biotechnology 2.8%
Alnylam Pharmaceuticals, Inc.(a)	74,898	13,264,436
BioMarin Pharmaceutical, Inc.(a)	134,933	11,938,872
Exact Sciences Corp.(a)	144,871	9,883,100
Vertex Pharmaceuticals, Inc.(a)	64,899	22,567,978
Total		57,654,386
Health Care Equipment & Supplies 2.6%
Cooper Companies, Inc. (The)	62,661	19,926,825
Intuitive Surgical, Inc.(a)	116,995	34,196,468
Total		54,123,293
Health Care Providers & Services 3.2%
Cardinal Health, Inc.	267,140	23,193,095
Cigna Group (The)	150,117	42,943,970
Total		66,137,065
Pharmaceuticals 4.6%
Eli Lilly & Co.	122,468	65,781,237
Zoetis, Inc.	180,567	31,415,046
Total		97,196,283
Total Health Care		275,111,027
Industrials 4.7%
Commercial Services & Supplies 1.2%
Cintas Corp.	53,976	25,962,996
Electrical Equipment 2.2%
AMETEK, Inc.	151,704	22,415,783
Eaton Corp. PLC	114,850	24,495,208
Total		46,910,991
Industrial Conglomerates 1.3%
Honeywell International, Inc.	141,775	26,191,513
Total Industrials		99,065,500
Information Technology 42.5%
Electronic Equipment, Instruments & Components 1.2%
TE Connectivity Ltd.	209,458	25,874,347
2	Columbia Variable Portfolio – Large Cap Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 11.4%
Advanced Micro Devices, Inc.(a)	270,338	27,796,153
Broadcom, Inc.	67,294	55,893,051
NVIDIA Corp.	276,096	120,098,999
QUALCOMM, Inc.	296,490	32,928,179
Total		236,716,382
Software 19.2%
Adobe, Inc.(a)	91,377	46,593,132
Dynatrace, Inc.(a)	577,718	26,996,762
Microsoft Corp.	696,484	219,914,823
Palo Alto Networks, Inc.(a)	134,866	31,617,985
Salesforce, Inc.(a)	183,557	37,221,689
ServiceNow, Inc.(a)	68,824	38,469,863
Total		400,814,254
Technology Hardware, Storage & Peripherals 10.7%
Apple, Inc.	1,304,054	223,267,085
Total Information Technology		886,672,068
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.4%
Industrial REITs 1.1%
Prologis, Inc.	193,011	21,657,764
Specialized REITs 1.3%
Equinix, Inc.	38,046	27,631,288
Total Real Estate		49,289,052
Total Common Stocks (Cost $1,275,051,036)		2,048,710,203

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	39,768,661	39,756,730
Total Money Market Funds (Cost $39,756,730)		39,756,730
Total Investments in Securities (Cost: $1,314,807,766)		2,088,466,933
Other Assets & Liabilities, Net		(2,388,750)
Net Assets		2,086,078,183

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	51,483,773	380,401,311	(392,123,225)	(5,129)	39,756,730	3,555	993,284	39,768,661
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Large Cap Growth Fund | Third Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7013_12_B01_(11/23)